Statements of Consolidated Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Shares Outstanding	Common Shares USD ($)	Additional Capital USD ($)	Retained Income USD ($)	Amount Due from ESOP Trust USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Balance at Apr. 30, 2009	$ 4,939,931		$ 29,606	$ 4,547,921	$ 424,504	$ (4,830)	$ (57,270)
Balance, Shares at Apr. 30, 2009		118,422,123
Net income	494,138				494,138
Foreign currency translation adjustment	45,926						45,926
Pensions and other postretirement liabilities	(12,313)						(12,313)
Unrealized gain on available-for-sale securities	2,652						2,652
Unrealized gain (loss) on cash flow hedging derivatives	424						424
Comprehensive Income	530,827
Purchase of treasury shares	(5,569)		(31)	(5,383)	(155)
Purchase of treasury shares, shares		(122,483)
Stock plans	29,789		205	29,584
Stock plans, Shares		819,512
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(172,424)				(172,424)
Tax benefit of stock plans	3,005			3,005
Other	761					761
Balance at Apr. 30, 2010	5,326,320		29,780	4,575,127	746,063	(4,069)	(20,581)
Balance, Shares at Apr. 30, 2010		119,119,152
Net income	479,482				479,482
Foreign currency translation adjustment	24,773						24,773
Pensions and other postretirement liabilities	(5,928)						(5,928)
Unrealized gain on available-for-sale securities	1,359						1,359
Unrealized gain (loss) on cash flow hedging derivatives	4,006						4,006
Comprehensive Income	503,692
Purchase of treasury shares	(389,135)		(1,458)	(225,677)	(162,000)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	40,053		221	39,832
Stock plans, Shares		885,393
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(196,612)				(196,612)
Tax benefit of stock plans	7,310			7,310
Other	735					735
Balance at Apr. 30, 2011	5,292,363		28,543	4,396,592	866,933	(3,334)	3,629
Balance, Shares at Apr. 30, 2011	114,172,122	114,172,122
Net income	459,744				459,744
Foreign currency translation adjustment	(14,785)						(14,785)
Pensions and other postretirement liabilities	(48,329)						(48,329)
Unrealized gain on available-for-sale securities	742						742
Unrealized gain (loss) on cash flow hedging derivatives	(25,248)						(25,248)
Comprehensive Income	372,124
Purchase of treasury shares	(315,780)		(1,059)	(165,619)	(149,102)
Purchase of treasury shares, shares		(4,236,430)
Stock plans	25,460		87	25,373
Stock plans, Shares		349,023
Cash dividends declared - $1.45, 1.68, 1.92 per share for 2010, 2011 and 2012 respectively	(216,368)				(216,368)
Tax benefit of stock plans	4,825			4,825
Other	762					762
Balance at Apr. 30, 2012	$ 5,163,386		$ 27,571	$ 4,261,171	$ 961,207	$ (2,572)	$ (83,991)
Balance, Shares at Apr. 30, 2012	110,284,715	110,284,715